Taxation - Summary of analysis of recognized deferred tax (Detail) £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	£ (55,551)
Deferred tax asset/(liabilities)	(63,344)
Intangible Asset and Right of Use Asset [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	(20)
Recognized in income	(156)
Deferred tax asset/(liabilities)	(176)
Net operating losses and lease liability [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	20
Recognized in income	156
Deferred tax asset/(liabilities)	£ 176